OREO (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Property	Dec. 31, 2013	Dec. 31, 2010
OREO [Abstract]
Decrease in real estate owned	$ 8,000,000
Number of real estate properties owned	19
Real estate, not qualify for sales treatment			9,100,000
OREO expense, net of related income	3,900,000	4,600,000
Analysis of OREO activity [Abstract]
Balance at beginning of period	28,910,000	26,057,000
Real estate acquired in settlement of loans	5,797,000	9,903,000
Allowance for OREO	(1,493,000)	(2,417,000)
Sales of real estate	(11,851,000)	(4,223,000)
Gain (loss) on sale of real estate	722,000	(141,000)
Write-down of real estate carrying values	(1,318,000)	(521,000)
Donated property	(22,000)	0
Reimbursement of funds	(251,000)	0
Capitalized improvements to real estate	437,000	252,000
Balance at end of period	$ 20,931,000	$ 28,910,000